GS Mortgage-Backed Securities Trust 2021-PJ1 ABS-15G

Exhibit 99.3 - Schedule 5

LOAN INFORMATION					ORIGINATION VALUES								AVM VALUES						DESK REVIEW VALUES						BPO VALUES					FIELD REVIEW VALUES					2055 VALUES					UPDATED VALUES					UPDATED MULTIPROPERTY VALUES
Customer Loan ID	Seller Loan ID	Note Date	Original Loan Amount	Sales Price	Appraised Value	Value for LTV	Appraisal Date	Second Appraisal Value	Variance Amount	Variance Percent	Second Appraisal Date	Second Appraisal Type	Appraised Value	Variance Amount	Variance Percent	Company	Confidence Score	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Risk Score	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Date	Aggregate Appraised Value	Aggregate Variance Amount	Aggregate Variance Percent	Is Eligible for Rep and Warrant Relief per Loan Collateral Advisor?	Collateral Underwriter Risk Score	Collateral Risk Underwriter Score Date
XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX		XXXXX	XXXXX	XXXXX	XXXXX		XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	0	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX		XXXXX	XXXXX	XXXXX	XXXXX		XXXXX	XXXXX	XXXXX	XXXXX		XXXXX	XXXXX	XXXXX	XXXXX		XXXXX	XXXXX	XXXXX	XXXXX				XXXXX
XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX		XXXXX	XXXXX	XXXXX	XXXXX		XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	0	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX		XXXXX	XXXXX	XXXXX	XXXXX		XXXXX	XXXXX	XXXXX	XXXXX		XXXXX	XXXXX	XXXXX	XXXXX		XXXXX	XXXXX	XXXXX	XXXXX				XXXXX